REVENUE AND COST OF SALES (Tables)	3 Months Ended
Mar. 31, 2024
REVENUE AND COST OF SALES
Schedule Of Revenue
	March 31, 2024	March 31, 2023
Concentrate sales	$12,674	$9,992
Provisional pricing adjustments	(281)	(167)
	$12,393	$9,825

Schedule Of Cost Of Sales
	March 31, 2024	March 31, 2023
Production costs	$9,233	$7,304
Depreciation and depletion	821	670
	$10,054	$7,974